Fair Value Measurements - Inputs Used (Details) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross written premiums	$ 2,125.2	$ 2,351.3	$ 4,338.7	$ 3,938.4	$ 3,698.5
Held for trading financial assets, at fair value | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value	482.4		533.0	307.1
Held for trading financial assets, at fair value | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value	$ 482.4		$ 533.0	$ 307.1
Discounted cash flow | Commercial mortgage loans | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs	0.037		0.039
Discounted cash flow | Commercial mortgage loans | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs	0.112		0.094
Discounted cash flow | Commercial mortgage loans | Weighted Average | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs	0.062		0.053
Discounted cash flow | Commercial mortgage loans | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value	$ 270.0		$ 200.7
Discounted cash flow | Middle market loans | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs	0.058		0.074
Discounted cash flow | Middle market loans | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs	0.093		0.185
Discounted cash flow | Middle market loans | Weighted Average | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs	0.068		0.099
Discounted cash flow | Middle market loans | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value	$ 58.4		$ 106.9
Discounted cash flow | Asset-backed | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs	0.064		0.058
Discounted cash flow | Asset-backed | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs	0.074		0.093
Discounted cash flow | Asset-backed | Weighted Average | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs	0.064		0.067
Discounted cash flow | Asset-backed | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value	$ 14.8
Discounted cash flow | Global corporate securities | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs	0.086		0.064
Discounted cash flow | Global corporate securities | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs	0.086		0.064
Discounted cash flow | Global corporate securities | Weighted Average | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs	0.086		0.064
Discounted cash flow | Global corporate securities | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value	$ 12.1		$ 15.0
Discounted cash flow | Equity securities — Trading | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs			0.090
Discounted cash flow | Equity securities — Trading | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs			0.125
Discounted cash flow | Equity securities — Trading | Weighted Average | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs			0.091
Discounted cash flow | Equity securities — Trading | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value			$ 5.3
Discounted cash flow | Short-term investments | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs			0.064
Discounted cash flow | Short-term investments | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs			0.064
Discounted cash flow | Short-term investments | Weighted Average | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs			0.064
Discounted cash flow | Short-term investments | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value			$ 25.6
Transaction value | Commercial mortgage loans | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value	$ 25.0		85.8
Transaction value | Equity securities — Trading | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value			1.3
Liquidation method | Commercial mortgage loans | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs	0.076
Liquidation method | Commercial mortgage loans | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs	0.209
Liquidation method | Commercial mortgage loans | Weighted Average | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs	0.108
Liquidation method | Commercial mortgage loans | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value			25.6
Recovery approach | Commercial mortgage loans | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value	$ 102.1
Recovery approach | Asset-backed | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value			$ 66.8